S000097582 [Member] Investment Objectives and Goals - S000097582 [Member]	Dec. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Corporate Bond ETF (the Fund) seeks to provide total return, consisting of current income and capital appreciation.